Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56491
Entity Registrant Name	ALR Technologies SG Ltd.
Entity Central Index Key	0001930419
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	9 Raffles Place
Entity Address, Address Line Two	#26-01 Republic Plaza
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048619
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	635,466,844
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1173
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9 Raffles Place
Entity Address, Address Line Two	#26-01 Republic Plaza
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048619
City Area Code	65
Local Phone Number	3129 2924
Contact Personnel Name	Mr. Sidney Chan
Contact Personnel Email Address	sidney.chan@alrt.com